Document and Entity Information	Dec. 07, 2021
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Dec. 07, 2021
Entity Registrant Name	Planet Labs PBC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40166
Entity Tax Identification Number	85-4299396
Entity Address, Address Line One	645 Harrison Street
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	829-3313
Entity Information, Former Legal or Registered Name	dMY Technology Group, Inc. IV
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001836833
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	1180 North Town Center Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	PL
Security Exchange Name	NYSE
Warrant [Member]
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock, at an exercise price of $11.50 per share
Trading Symbol	PL WS
Security Exchange Name	NYSE